Income Taxes (Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income tax expense at the statutory rate									$ (81,849)	$ (19,348)	$ (48,300)
State taxes, net of federal tax benefit									(2,564)	(294)	(1,425)
Non-U.S. operations									(10,166)	6,337	(5,791)
Domestic incentives									(286)	(254)	(170)
Prior year federal, non-U.S. and state tax									(2,880)	(1,283)	(777)
Nondeductible expenses									502	644	345
Goodwill impairment									46,051	14,731	0
Global Tubing acquisition									0	(9,160)	0
U.S. tax reform					$ 10,100				(15,604)	10,138	0
Valuation allowance	$ 50,000								50,005	4,523	0
Other									1,117	(1,913)	67
Provision (benefit) for income taxes	$ (3,308)	$ (1,108)	$ 1,646	$ (12,904)	$ 35,981	$ (7,817)	$ (11,070)	$ (12,973)	$ (15,674)	$ 4,121	$ (56,051)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax expense at the statutory rate									(21.00%)	(35.00%)	(35.00%)
State taxes, net of federal tax benefit									(0.70%)	(0.50%)	(1.00%)
Non-U.S. operations									(2.60%)	11.50%	(4.20%)
Domestic incentives									(0.10%)	(0.50%)	(0.10%)
Prior year federal, non-U.S. and state tax									(0.70%)	(2.30%)	(0.60%)
Nondeductible expenses									0.10%	1.20%	0.30%
Goodwill impairment									11.80%	26.60%	(0.00%)
Global Tubing acquisition									(0.00%)	(16.60%)	(0.00%)
U.S. tax reform									(4.00%)	18.30%	(0.00%)
Valuation allowance									12.80%	8.20%	(0.00%)
Other									0.40%	(3.40%)	(0.00%)
Income tax expense (benefit)									(4.00%)	7.50%	(40.60%)